EXHIBIT 99.1

LINKS TO PRIOR FILINGS

Verus Securitization Trust 2023-1, filed January 4, 2023.

●	https://www.sec.gov/Archives/edgar/data/1781495/000110465923000761/tm2233586d1_abs15g.htm

Verus Securitization Trust 2023-2, filed March 6, 2023.

●	https://www.sec.gov/Archives/edgar/data/1781495/000110465923028940/tm238032d1_abs15g.htm

Verus Securitization Trust 2023-INV1, filed February 6, 2023.

●	https://www.sec.gov/Archives/edgar/data/1781495/000110465923010998/tm234610d1_abs15g.htm

Verus Securitization Trust 2023-5, filed June 12, 2023.

●	https://www.sec.gov/Archives/edgar/data/1781495/000110465923070279/0001104659-23-070279-index.htm

Verus Securitization Trust 2023-INV2, filed July 14, 2023.

●	https://www.sec.gov/Archives/edgar/data/1781495/000110465923081282/0001104659-23-081282-index.htm